Fair Value Measurements - Summary of Changes in Fair Value of the Warrant Liabilities (Detail) - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at End	$ 0
Private Placement Warrants [Member] | Warrants [Member] | Level 3 [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning	10,426,690	$ 8,823,370	$ 0
Initial measurement			9,027,379
Change in valuation inputs or other assumptions	599,361	1,603,320	(204,009)
Fair value at End	$ 11,026,051	$ 10,426,690	$ 8,823,370